Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

16. Accrued Expenses and Other Current Liabilities

The following is a summary of accrued expenses and other current liabilities as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	RMB	RMB
Deposits payable to service providers and others	44,959	38,106
Accrued service expenses	44,162	51,728
Advance payment from platform users and customers	113,787	226,697
Payables to service providers	19,519	21,692
Payables to suppliers of inventories	20,308	26,985
Product warranty	3,870	3,891
Accrued litigation liabilities (see Note 21)	256	112
Accrued rental payable	—	28,117
Others	18,355	30,179
Total	265,216	427,507

Standard product warranty activities were as follows:

Warranty
RMB
Balance as of December 31, 2023	3,339
Provided during the period	4,663
Utilized during the period	(4,132)
Balance as of December 31, 2024	3,870
Provided during the period	4,498
Utilized during the period	(4,477)
Balance as of December 31, 2025	3,891